Property, plant and equipment, net - Buildings collaterized (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Property, plant and equipment, net
Bank loan	$ 9,305	¥ 60,000	¥ 60,000
Buildings | Short-term bank loan
Property, plant and equipment, net
Carrying value of buildings collateralized for loans	15,583	100,479	107,509
Bank loan	$ 9,305	¥ 60,000	¥ 60,000